Schedule I — Parent Company Financial Information (Details)	12 Months Ended
Dec. 31, 2025
Schedule I — Parent Company Financial Information [Abstract]
Percentage of after-tax profit	10.00%
Percentage of registered capital	50.00%
Percentage of exceed of consolidated net assets	25.00%